SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Securities Purchase Agreement

On October 22, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”), pursuant to which the Company agreed to issue and sell to each purchaser (i) an Original Issue Discount Senior Secured Note with a principal amount equal to such purchaser’s subscription amount divided by 0.85 (each a “Note” and collectively, the “Notes”), and (ii) a number of shares of common stock of the Company, par value $0.01 equal to (i) 2,300,000 multiplied by (ii) such purchaser’s subscription amount divided by (iii) $2,000,000 (the “Shares”) (the transactions contemplated under the SPA, the “Offering”).The aggregate gross proceeds to the Company were approximately $2.0 million, before deducting placement agent fees and expenses. The Company intends to use the net proceeds from the Offering for working capital and other general corporate purposes.

The Company agreed to certain registration rights with respect to the Shares, as described in the SPA. The Company also granted the purchasers a right to participate up to an amount of 20% in any issuance by the Company of common stock or common stock equivalents for cash, subject to certain exceptions, during the 90 days after the closing of the Offering.

Univest Securities LLC served as the placement agent in the Offering and received 7% of the gross proceeds received by the Company and reimbursement of the legal fees of its counsel.

The Offering closed on October 24, 2024. At the closing, the Company issued to the purchasers an aggregate of 2,300,000 shares of its common stock and Notes in the aggregate principal amount of $2,352,941for total proceeds of $2,000,000 net of original issue discount of $352,941.

At the closing, the Company issued a Note to each purchaser equal to such purchaser’s subscription amount divided by 0.85. The Notes were issued with an original issue discount of 15%. No interest shall accrue on the Notes unless and until an Event of Default (as defined in the Notes) has occurred, upon which interest shall accrue at a rate of fourteen percent (14.0%) per annum and shall be computed on the basis of a three hundred sixty (360)-day year and twelve (12) thirty (30)-day months and shall be payable on the maturity date, which is ninety (90) days from the issuance date of October 24, 2024.

The Notes also provide for redemption upon a change of control, as such term is defined under the Notes and mandatory redemption upon the receipt of net proceeds from any offering of equity or debt by the Company. The Company also has the right to prepay the Notes.

The Notes are secured by a security interest in the assets and property of the Company and its subsidiaries and guaranteed by the Company’s subsidiaries, pursuant to the terms of a Guarantee Agreement entered into among the purchasers and the Company and each of its subsidiaries.

Stock Repurchase Agreement

On November 1, 2024, the Company entered into Stock Repurchase Agreement (the “Repurchase Agreement”) with Regalia Ventures LLC, a Delaware limited liability company (the “Seller”), pursuant to which the Company agreed to repurchase from the Seller an aggregate of 1,098,901 issued and outstanding shares of common stock, par value $0.01 per share, of the Company (the “Shares”). The shares of common stock to be repurchased were originally issued to the Seller on November 21, 2023, pursuant to a certain stock purchase agreement, dated November 20, 2023.

As consideration for the transaction contemplated by the Repurchase Agreement (the “Stock Repurchase”), when the transaction closes, the Company has agreed to repurchase from the Seller, and the Seller has agreed to sell, assign and transfer to the Company, all of the Seller’s right, title and interest in and to the Shares, at a price per Share equal to the higher of: (1) the closing price of the common stock on the last trading day immediately preceding the date of the Repurchase Agreement; or (2) the highest volume weighted average price (VWAP) of the common stock during a pricing period of ten (10) consecutive trading days prior to the date of the Repurchase Agreement per share (the “Purchase Price”), and the Company shall issue to the Seller a promissory note in the principal amount equal to the Purchase Price.

As of the date of this filing, the repurchase of the shares has not yet closed.